Financial Instruments and Risk Management (Fair Value And Presentation in the Balance Sheet) (Details) - Derivatives [member] - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		$ 3.3
Financial liabilities, at fair value	$ 4.4
Currency Hedging Derivative Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		3.3
Financial liabilities, at fair value	4.3
Fuel Options [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0.0
Financial liabilities, at fair value	0.1
Gold Options [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		$ (0.7)
Financial liabilities, at fair value	$ 0.0